Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 20	$ 24	$ 38
Work in progress	457	316	43
Finished goods	567	560
Inventory net	$ 1,044	$ 900	$ 81